Organization and Operations	6 Months Ended
Jun. 30, 2018
Organization and Operations
Organization and Operations

1. Organization and Operations

        GasLog Ltd. ("GasLog") was incorporated in Bermuda on July 16, 2003. GasLog and its subsidiaries (the "Group") are primarily engaged in the ownership, operation and management of vessels in the liquefied natural gas ("LNG") market, providing maritime services for the transportation of LNG on a worldwide basis and LNG vessel management services. The Group conducts its operations through its vessel-owning subsidiaries and through its vessel management services subsidiary. The Group's operations are carried out from offices in Piraeus, London, New York, Singapore and Monaco. The registered office of GasLog is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. GasLog's chairman, Peter G. Livanos, is GasLog's largest shareholder through his ownership of Ceres Shipping Ltd. ("Ceres Shipping"), which controls Blenheim Holdings Ltd. As of June 30, 2018, entities controlled by members of the Livanos family, including GasLog's chairman, are deemed to beneficially own approximately 40.11% of GasLog's issued and outstanding common shares. As a result of his ownership of GasLog's common shares, Mr. Livanos can effectively control the outcome of most matters on which GasLog's shareholders are entitled to vote.

        As of June 30, 2018, GasLog held a 29.1% interest (including the 2% interest through general partner units) in GasLog Partners LP ("GasLog Partners" or the "Partnership") and, as a result of its ownership of the general partner, and the fact that the general partner elects the majority of the Partnership's directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership's affairs and policies. Consequently, GasLog Partners is consolidated in the Group's financial statements.

        The accompanying unaudited condensed consolidated financial statements include the financial statements of GasLog and its subsidiaries. Unless indicated otherwise, the subsidiaries listed below are 100% held (either directly or indirectly) by GasLog. As of June 30, 2018, the Group's structure is as follows:

Name	Place of incorporation	Date of incorporation	Principal activities	Cargo capacity (cbm)	Vessel	Delivery date
Subsidiaries:
GasLog Investments Ltd.	BVI	July 2003	Holding company	—	—	—
GasLog Carriers Ltd. ("GasLog Carriers")	Bermuda	February 2008	Holding company	—	—	—
GasLog Shipping Company Ltd.	Bermuda	January 2006	Holding company	—	—	—
GasLog Partners GP LLC	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Cyprus Investments Ltd.	Cyprus	December 2016	Holding company	—	—	—
GasLog Services UK Ltd.	England and Wales	May 2014	Service company	—	—	—
GasLog Services US Inc.	Delaware	May 2014	Service company	—	—	—
GasLog Asia Pte Ltd.	Singapore	May 2015	Service company	—	—	—
GasLog LNG Services Ltd.	Bermuda	August 2004	Vessel management services	—	—	—
GasLog Monaco S.A.M.	Monaco	February 2010	Service company	—	—	—
GAS-one Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Savannah	May 2010
GAS-two Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Singapore	July 2010
GAS-six Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Skagen	July 2013
GAS-nine Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Saratoga	December 2014
GAS-ten Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Salem	April 2015
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Glasgow	June 2016
GAS-fifteen Ltd.	Bermuda	August 2013	Vessel-owning company	153,600	GasLog Chelsea	October 2013
GAS-eighteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Lydon Volney	April 2014
GAS-twenty two Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Genoa	March 2018
GAS-twenty three Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	Hull No. 2131	Q1 2019(1)
GAS-twenty four Ltd.	Bermuda	June 2014	Vessel-owning company	174,000	GasLog Houston	January 2018
GAS-twenty five Ltd.	Bermuda	June 2014	Vessel-owning company	174,000	GasLog Hong Kong	March 2018
GAS-twenty six Ltd.	Bermuda	January 2015	Finance lease asset company(2)	170,000	Methane Julia Louise	March 2015
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	170,000	Methane Becki Anne	March 2015
GAS-twenty eight Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	Hull No. 2213(4)	Q2 2020(1)
GAS-twenty nine Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	Hull No. 2212	Q3 2019(1)
GAS-thirty Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	Hull No. 2262	Q3 2020(1)
GAS-thirty one Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	Hull No. 2274	Q2 2020(1)
GAS-thirty two Ltd.	Bermuda	December 2017	Dormant	—	—	—
GAS-thirty three Ltd.	Bermuda	May 2018	Dormant	—	—	—
GAS-thirty four Ltd.	Bermuda	May 2018	Dormant	—	—	—
GasLog Shipping Limited	BVI	July 2003	Dormant	—	—	—
29.1% interest subsidiaries:
GasLog Partners LP	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GAS-three Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Shanghai	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Santiago	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Sydney	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	GasLog Seattle	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	Solaris	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Greece	March 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Geneva	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Gibraltar	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Rita Andrea	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Jane Elizabeth	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Alison Victoria	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Shirley Elisabeth	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Heather Sally	June 2014
25% interest associate:
Egypt LNG Shipping Ltd.	Bermuda	May 2010	Vessel-owning company	145,000	Methane Nile Eagle	December 2007
20% interest associate:
Gastrade S.A. ("Gastrade")	Greece	June 2010	Service company	—	—	—
33.33% joint venture:
The Cool Pool Limited (the "Cool Pool")(3)	Marshall Islands	September 2015	Service company	—	—	—

(1)	For newbuildings, expected delivery quarters as of June 30, 2018 are presented.
(2)	On February 24, 2016, GAS-twenty six Ltd. completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui Co. Ltd. ("Mitsui"). Refer to Note 6.
(3)

On October 1, 2015, GasLog Carriers, Dynagas Ltd. ("Dynagas") and Golar LNG Limited ("Golar") ("Pool Owners") and The Cool Pool Limited signed a LNG carrier pooling agreement (the "LNG Carrier Pool" or "Pool Agreement") to market their vessels, which are currently operating in the LNG shipping spot market.

As of June 30, 2018, the LNG Carrier Pool—named the "Cool Pool"—consists of 17 modern, high quality and essentially equivalent vessels powered by fuel efficient tri-fuel diesel electric ("TFDE") propulsion technology. The participation of the Pool Owners' vessels in the Cool Pool is as follows: Dynagas: one vessel; GasLog: six vessels; and Golar: ten vessels. Each vessel owner continues to be fully responsible for the staffing and technical management of their respective vessels. For the operation of the Cool Pool, a Marshall Islands service company named "The Cool Pool Limited" or the "Pool Manager", was incorporated in September 2015 acting as an agent. In June and July 2018, Dynagas Ltd. removed its three vessels from the Cool Pool.

(4)

On January 12, 2018, GasLog entered into a shipbuilding contract with Samsung Heavy Industries Co. Ltd (“Samsung”)  for the construction of a 180,000 cbm GTT Mark III Flex LNG Carrier with LP-2S propulsion (Hull No. 2213) that is scheduled to be delivered in the second quarter of 2020. This vessel will be the vessel to be chartered to Centrica for an initial period of approximately seven years. The 180,000 cbm GTT Mark III Flex Plus LNG Carrier with LP-2S propulsion (Hull No. 2212) to be delivered in the third quarter of 2019 is currently without charter.